Document And Entity Information	12 Months Ended
Oct. 31, 2024 shares
Document Information [Line Items]
Entity Central Index Key	0001690639
Entity Registrant Name	VersaBank
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2024
Entity File Number	001-40805
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	140 Fullarton Street, Suite 2002
Entity Address, City or Town	London
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N6A 5P2
Entity Address, Country	CA
City Area Code	519
Local Phone Number	645-1919
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	VBNK
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	26,002,577
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Ernst & Young LLP
Auditor Location	London, Canada
Auditor Firm ID	1263
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.